Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Aerospace & Defense (17.7%)
	Raytheon Technologies Corp.	1,529,480	150,990
	Lockheed Martin Corp.	247,124	119,902
*	Boeing Co.	584,463	104,549
	Northrop Grumman Corp.	152,229	81,182
	General Dynamics Corp.	241,446	60,939
	L3Harris Technologies Inc.	174,259	39,571
	TransDigm Group Inc.	53,463	33,601
	Textron Inc.	218,952	15,629
	Howmet Aerospace Inc.	386,947	14,576
*	Axon Enterprise Inc.	69,887	12,861
	HEICO Corp. Class A	75,859	9,617
	Huntington Ingalls Industries Inc.	41,353	9,592
	HEICO Corp.	45,148	7,328
	Curtiss-Wright Corp.	39,736	7,019
	BWX Technologies Inc.	94,418	5,749
	Woodward Inc.	59,176	5,669
	Hexcel Corp.	86,917	5,211
*	Aerojet Rocketdyne Holdings Inc.	74,729	3,886
	Spirit AeroSystems Holdings Inc. Class A	108,522	2,844
*	Mercury Systems Inc.	53,538	2,721
	Moog Inc. Class A	30,005	2,611
*	AeroVironment Inc.	24,685	2,271
	Maxar Technologies Inc.	77,143	1,867
*	Parsons Corp.	37,309	1,847
*	AAR Corp.	36,405	1,695
*	Kratos Defense & Security Solutions Inc.	129,486	1,233
*,1	Virgin Galactic Holdings Inc.	217,048	1,105
*	Triumph Group Inc.	68,258	782
*	Rocket Lab USA Inc.	144,169	604
*	Ducommun Inc.	11,666	587
	Kaman Corp.	25,800	525
	V2X Inc.	12,651	511
	National Presto Industries Inc.	5,498	380
	Cadre Holdings Inc.	13,411	348
*	Aersale Corp.	16,024	254
*,1	Astra Space Inc.	169,234	84
			710,140
Air Freight & Logistics (5.9%)
	United Parcel Service Inc. Class B (XNYS)	757,943	143,804
	FedEx Corp.	255,931	46,636
	Expeditors International of Washington Inc.	169,681	19,693
	CH Robinson Worldwide Inc.	128,234	12,851

		Shares	Market Value ($000)
*	GXO Logistics Inc.	110,428	5,175
	Forward Air Corp.	27,786	3,122
*	Hub Group Inc. Class A	35,147	2,958
*	Atlas Air Worldwide Holdings Inc.	27,971	2,819
*	Air Transport Services Group Inc.	61,409	1,722
			238,780
Airlines (2.2%)
*	Southwest Airlines Co.	615,820	24,577
*	Delta Air Lines Inc.	663,783	23,478
*	United Airlines Holdings Inc.	338,133	14,935
*	American Airlines Group Inc.	672,393	9,703
*	Alaska Air Group Inc.	131,213	6,225
*	JetBlue Airways Corp.	335,331	2,669
	Spirit Airlines Inc.	112,144	2,435
*	Allegiant Travel Co.	15,975	1,320
	Joby Aviation Inc.	284,276	1,171
*	SkyWest Inc.	52,069	961
*	Hawaiian Holdings Inc.	53,975	750
*	Sun Country Airlines Holdings Inc.	36,012	727
*	Frontier Group Holdings Inc.	45,228	590
*	Blade Air Mobility Inc.	48,923	241
*	Wheels Up Experience Inc.	164,937	211
			89,993
Building Products (7.1%)
	Johnson Controls International plc	713,713	47,419
	Trane Technologies plc	240,093	42,837
	Carrier Global Corp.	872,304	38,661
	Ferguson plc	215,598	25,275
	Carlisle Cos. Inc.	53,516	14,081
	Masco Corp.	233,439	11,854
*	Builders FirstSource Inc.	162,188	10,369
	Allegion plc	91,223	10,367
	Owens Corning	99,623	8,851
	Fortune Brands Home & Security Inc.	133,869	8,747
	Lennox International Inc.	33,009	8,597
	A O Smith Corp.	132,999	8,078
	Advanced Drainage Systems Inc.	69,200	6,730
*	Trex Co. Inc.	114,139	5,238
	UFP Industries Inc.	63,809	5,223
	Zurn Elkay Water Solutions Corp.	184,009	4,455
	Simpson Manufacturing Co. Inc.	44,762	4,165
	Armstrong World Industries Inc.	48,034	3,670
	AAON Inc.	43,976	3,486
*	Resideo Technologies Inc.	151,540	2,455
*	AZEK Co. Inc. Class A	118,130	2,285
	CSW Industrials Inc.	15,184	1,836
*	Gibraltar Industries Inc.	32,764	1,658
*	Masonite International Corp.	21,778	1,639
	Griffon Corp.	44,084	1,557
*	PGT Innovations Inc.	62,145	1,230
	Apogee Enterprises Inc.	22,926	1,106
*	American Woodmark Corp.	17,050	924
*	Janus International Group Inc.	82,712	906
*	JELD-WEN Holding Inc.	87,375	903
	Quanex Building Products Corp.	35,059	833
*	Hayward Holdings Inc.	78,392	749

		Shares	Market Value ($000)
	Insteel Industries Inc.	20,047	591
			286,775
Commercial Services & Supplies (7.3%)
	Waste Management Inc.	427,804	71,751
	Cintas Corp.	94,386	43,586
	Waste Connections Inc. (XTSE)	266,191	38,465
	Republic Services Inc. Class A	229,198	31,925
*	Copart Inc.	442,793	29,472
	Rollins Inc.	229,656	9,287
	Tetra Tech Inc.	55,193	8,532
*	Clean Harbors Inc.	53,211	6,385
	MSA Safety Inc.	38,489	5,427
*	IAA Inc.	138,461	5,174
*	Stericycle Inc.	95,280	4,967
*	Casella Waste Systems Inc. Class A	52,390	4,510
	ABM Industries Inc.	69,067	3,259
	UniFirst Corp.	15,638	3,030
	Brink's Co.	48,714	2,911
	Brady Corp. Class A	48,200	2,309
*	KAR Auction Services Inc.	120,019	1,649
*	CoreCivic Inc.	121,876	1,618
	MillerKnoll Inc.	78,520	1,601
*	Driven Brands Holdings Inc.	51,916	1,579
*	GEO Group Inc.	127,391	1,506
	HNI Corp.	42,830	1,242
*	Montrose Environmental Group Inc.	24,838	1,147
	Healthcare Services Group Inc.	77,611	1,083
*	ACV Auctions Inc. Class A	114,042	1,008
	Matthews International Corp. Class A	28,311	896
	Deluxe Corp.	44,064	852
*	SP Plus Corp.	24,039	839
	Steelcase Inc. Class A	90,717	719
	Pitney Bowes Inc.	178,163	681
	Interface Inc. Class A	60,353	654
*	Viad Corp.	21,273	630
*	Harsco Corp.	81,827	612
	ACCO Brands Corp.	98,968	551
	VSE Corp.	11,196	549
*	Heritage-Crystal Clean Inc.	16,484	521
*	Cimpress plc	17,345	513
*	Aurora Innovation Inc.	225,202	284
*	BrightView Holdings Inc.	33,055	228
			291,952
Construction & Engineering (2.6%)
	Quanta Services Inc.	148,018	22,185
	AECOM	137,399	11,679
*	WillScot Mobile Mini Holdings Corp.	221,390	10,673
	EMCOR Group Inc.	51,110	7,917
	Valmont Industries Inc.	22,079	7,477
	MDU Resources Group Inc.	211,519	6,661
*	MasTec Inc.	64,502	5,859
*	Fluor Corp.	146,781	4,933
	Comfort Systems USA Inc.	37,049	4,696
*	API Group Corp.	169,403	3,256
	Arcosa Inc.	50,260	3,071
*	Dycom Industries Inc.	30,504	2,780
*	Ameresco Inc. Class A	33,107	2,169

		Shares	Market Value ($000)
*	NV5 Global Inc.	13,609	1,967
	Granite Construction Inc.	45,740	1,648
*	MYR Group Inc.	17,235	1,646
*	Construction Partners Inc. Class A	42,276	1,209
	Primoris Services Corp.	55,301	1,181
*	Sterling Infrastructure Inc.	31,163	1,021
	Argan Inc.	14,732	559
*	Great Lakes Dredge & Dock Corp.	69,237	507
*	IES Holdings Inc.	9,786	331
*	Tutor Perini Corp.	44,211	316
			103,741
Electrical Equipment (7.5%)
	Eaton Corp. plc	412,799	67,472
	Emerson Electric Co.	612,810	58,689
	AMETEK Inc.	238,053	33,903
	Rockwell Automation Inc.	119,483	31,570
	Hubbell Inc. Class B	55,529	14,108
	Regal Rexnord Corp.	68,821	9,023
*	Plug Power Inc.	539,756	8,614
	Sensata Technologies Holding plc	160,739	7,249
*	Generac Holdings Inc.	65,978	6,962
	nVent Electric plc	172,066	6,884
*	Sunrun Inc.	197,590	6,437
	Acuity Brands Inc.	33,871	6,378
*	Atkore Inc.	42,836	5,232
	Vertiv Holdings Co. Class A	331,266	4,588
*	Bloom Energy Corp. Class A	182,485	3,885
*	Shoals Technologies Group Inc. Class A	116,566	3,377
	EnerSys	42,231	3,192
*	Array Technologies Inc.	148,248	3,104
	Encore Wire Corp.	19,833	2,898
*,1	ChargePoint Holdings Inc.	226,278	2,810
*	SunPower Corp.	89,819	2,178
*	FuelCell Energy Inc.	400,447	1,386
*	Vicor Corp.	23,135	1,249
*,1	FREYR Battery SA	84,202	1,149
	GrafTech International Ltd.	211,354	1,141
	AZZ Inc.	25,433	1,059
*	Enovix Corp.	72,769	950
*	Stem Inc.	64,860	848
*	Fluence Energy Inc.	41,084	706
*	Thermon Group Holdings Inc.	34,643	704
*,1	Blink Charging Co.	42,186	586
	SES AI Corp.	110,399	559
*	TPI Composites Inc.	38,422	464
	Energy Vault Holdings Inc.	59,804	224
	NuScale Power Corp.	17,784	194
*,1	ESS Tech Inc.	55,085	177
*	Heliogen Inc.	107,626	123
			300,072
Industrial Conglomerates (8.0%)
	Honeywell International Inc.	697,885	153,221
	General Electric Co.	1,136,379	97,694
	3M Co.	573,684	72,267
			323,182
Machinery (20.9%)
	Deere & Co.	300,757	132,634

		Shares	Market Value ($000)
	Caterpillar Inc.	546,852	129,281
	Illinois Tool Works Inc.	320,773	72,966
	Parker-Hannifin Corp.	133,303	39,850
	PACCAR Inc.	360,266	38,156
	Cummins Inc.	146,098	36,694
	Otis Worldwide Corp.	435,426	34,002
	Fortive Corp.	350,649	23,686
	Ingersoll Rand Inc.	417,300	22,522
	Dover Corp.	148,577	21,091
	Xylem Inc.	186,486	20,952
	IDEX Corp.	78,114	18,551
	Westinghouse Air Brake Technologies Corp.	178,835	18,078
	Snap-on Inc.	55,135	13,265
	Nordson Corp.	53,289	12,602
	Stanley Black & Decker Inc.	153,008	12,504
	Graco Inc.	175,028	12,247
	Toro Co.	108,518	12,044
	AGCO Corp.	65,568	8,702
	Lincoln Electric Holdings Inc.	56,952	8,422
	Pentair plc	170,250	7,792
	Donaldson Co. Inc.	127,181	7,748
*	Middleby Corp.	52,985	7,640
	ITT Inc.	85,607	7,236
*	RBC Bearings Inc.	29,942	7,095
	Oshkosh Corp.	67,690	6,232
*	Evoqua Water Technologies Corp.	126,006	5,480
*	Chart Industries Inc.	37,938	5,425
	Crane Holdings Co.	49,460	5,240
	Timken Co.	68,440	5,200
	Watts Water Technologies Inc. Class A	28,302	4,484
	Allison Transmission Holdings Inc.	99,666	4,465
	Flowserve Corp.	135,458	4,248
	Altra Industrial Motion Corp.	67,200	3,939
	Mueller Industries Inc.	52,829	3,633
	Hillenbrand Inc.	71,926	3,596
	Franklin Electric Co. Inc.	40,630	3,384
	Albany International Corp. Class A	32,208	3,265
	Terex Corp.	70,211	3,223
*	SPX Technologies Inc.	46,817	3,132
	Federal Signal Corp.	62,754	3,049
	John Bean Technologies Corp.	33,068	3,038
	ESCO Technologies Inc.	26,686	2,509
	Trinity Industries Inc.	80,700	2,472
	EnPro Industries Inc.	20,385	2,422
	Esab Corp.	49,727	2,354
	Kadant Inc.	12,084	2,333
	Barnes Group Inc.	49,743	2,119
	Kennametal Inc.	79,969	2,113
	Lindsay Corp.	11,418	2,015
	Mueller Water Products Inc. Class A	162,618	1,896
	Helios Technologies Inc.	33,684	1,777
	Alamo Group Inc.	11,114	1,673
	Enerpac Tool Group Corp. Class A	60,219	1,508
*	3D Systems Corp.	135,142	1,370
	Greenbrier Cos. Inc.	34,091	1,309
	Standex International Corp.	12,291	1,291
	Wabash National Corp.	50,189	1,258
*	Energy Recovery Inc.	51,492	1,194

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	102,519	1,191
	Tennant Co.	18,237	1,159
	Astec Industries Inc.	23,927	1,059
*	Proterra Inc.	184,214	1,021
	Columbus McKinnon Corp.	29,718	958
	Douglas Dynamics Inc.	23,765	925
*,1	Nikola Corp.	330,427	866
	Shyft Group Inc.	34,126	837
*	Hillman Solutions Corp.	100,343	799
*	Proto Labs Inc.	28,145	746
	Gorman-Rupp Co.	21,617	598
*	CIRCOR International Inc.	20,223	557
	REV Group Inc.	33,991	472
*,1	Desktop Metal Inc. Class A	223,111	457
	Luxfer Holdings plc	29,080	426
*	Manitowoc Co. Inc.	36,526	359
*	Hyliion Holdings Corp.	115,420	349
	Hyster-Yale Materials Handling Inc.	9,324	273
*	Microvast Holdings Inc.	124,271	272
*	Blue Bird Corp.	18,388	217
*	Hyzon Motors Inc.	76,857	125
*,1	Velo3D Inc.	56,847	115
*	Markforged Holding Corp.	87,006	99
			842,286
Marine (0.2%)
*	Kirby Corp.	62,066	4,332
	Matson Inc.	40,422	2,577
	Genco Shipping & Trading Ltd.	38,755	575
	Eagle Bulk Shipping Inc.	9,801	504
			7,988
Professional Services (5.8%)
*	CoStar Group Inc.	410,406	33,259
	Verisk Analytics Inc. Class A	162,674	29,885
	Equifax Inc.	126,685	25,004
	Jacobs Solutions Inc.	132,079	16,713
	Leidos Holdings Inc.	134,218	14,674
	Booz Allen Hamilton Holding Corp. Class A	137,235	14,602
	TransUnion	199,997	12,616
	Robert Half International Inc.	113,421	8,935
*	CACI International Inc. Class A	24,253	7,574
	KBR Inc.	143,924	7,437
	Science Applications International Corp.	57,646	6,347
*	FTI Consulting Inc.	35,716	6,173
	Exponent Inc.	52,913	5,472
*	ASGN Inc.	51,974	4,709
	ManpowerGroup Inc.	53,580	4,689
	Insperity Inc.	37,402	4,434
	Korn Ferry	56,552	3,225
*	Clarivate plc	313,716	3,071
*	TriNet Group Inc.	41,852	3,033
	Dun & Bradstreet Holdings Inc.	201,397	2,711
*	CBIZ Inc.	47,950	2,381
*	Alight Inc. Class A	263,860	2,277
	ICF International Inc.	19,492	2,112
*	Huron Consulting Group Inc.	21,543	1,677
*	Upwork Inc.	122,559	1,501
	Kforce Inc.	20,888	1,234

		Shares	Market Value ($000)
*	Sterling Check Corp.	84,856	1,234
	CRA International Inc.	7,378	909
*	Planet Labs PBC	165,787	897
*	TrueBlue Inc.	33,930	732
*	First Advantage Corp.	54,639	727
	Barrett Business Services Inc.	7,348	723
	Resources Connection Inc.	33,676	650
	Heidrick & Struggles International Inc.	20,176	599
	Kelly Services Inc. Class A	34,713	590
*	Forrester Research Inc.	11,534	406
*	Hireright Holdings Corp.	24,610	312
*	Skillsoft Corp.	84,909	163
			233,687
Road & Rail (10.7%)
	Union Pacific Corp.	646,756	140,624
	CSX Corp.	2,217,963	72,505
	Norfolk Southern Corp.	243,302	62,407
*	Uber Technologies Inc.	1,538,932	44,844
	Old Dominion Freight Line Inc.	98,543	29,820
	JB Hunt Transport Services Inc.	85,959	15,807
	Knight-Swift Transportation Holdings Inc.	157,995	8,758
*	Avis Budget Group Inc.	32,337	7,231
*	Saia Inc.	27,292	6,648
	Landstar System Inc.	37,712	6,523
*	AMERCO	91,494	5,780
	Ryder System Inc.	52,863	4,942
*	XPO Logistics Inc.	107,288	4,143
*	Lyft Inc. Class A	320,579	3,597
*	Hertz Global Holdings Inc.	186,496	3,208
	Werner Enterprises Inc.	59,138	2,601
	ArcBest Corp.	25,530	2,113
*	RXO Inc.	107,288	2,038
	Schneider National Inc. Class B	58,993	1,520
	Marten Transport Ltd.	66,956	1,427
	Heartland Express Inc.	60,849	1,019
	Universal Logistics Holdings Inc.	8,338	317
*	Daseke Inc.	41,701	243
*	TuSimple Holdings Inc. Class A	50,872	114
			428,229
Trading Companies & Distributors (4.0%)
	Fastenal Co.	595,826	30,691
	WW Grainger Inc.	47,455	28,618
*	United Rentals Inc.	72,431	25,570
	Watsco Inc.	34,412	9,256
*	WESCO International Inc.	47,327	6,101
*	SiteOne Landscape Supply Inc.	46,675	5,859
*	Univar Solutions Inc.	172,668	5,720
	Applied Industrial Technologies Inc.	39,803	5,274
	Triton International Ltd.	64,307	4,339
	Air Lease Corp. Class A	108,959	4,208
	MSC Industrial Direct Co. Inc. Class A	49,024	4,208
	GATX Corp.	36,551	4,121
	Herc Holdings Inc.	24,841	3,184
*	Beacon Roofing Supply Inc.	53,844	3,144
	Boise Cascade Co.	40,710	3,014
	McGrath RentCorp.	25,236	2,476
	Rush Enterprises Inc. Class A	44,202	2,278

		Shares	Market Value ($000)
*	GMS Inc.	39,290	1,929
	Veritiv Corp.	13,740	1,849
*	Core & Main Inc. Class A	69,366	1,443
*	NOW Inc.	114,607	1,430
	H&E Equipment Services Inc.	33,821	1,418
*	MRC Global Inc.	87,570	1,030
*	Titan Machinery Inc.	20,866	919
	Global Industrial Co.	17,492	430
*	DXP Enterprises Inc.	16,320	422
			158,931
Total Common Stocks (Cost $3,943,537)			4,015,756
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $5,289)	52,918	5,291
Total Investments (100.0%) (Cost $3,948,826)			4,021,047
Other Assets and Liabilities—Net (0.0%)			147
Net Assets (100.0%)			4,021,194
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,958,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,287,000 was received for securities on loan, of which $5,285,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/23	BANA	5,450	(3.776)	8	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,015,756	—	—	4,015,756
Temporary Cash Investments	5,291	—	—	5,291
Total	4,021,047	—	—	4,021,047
Derivative Financial Instruments
Assets
Swap Contracts	—	8	—	8